Expense Example	May 01, 2026 USD ($)
Global Luxury Goods Fund | Global Luxury Goods Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 178
Expense Example, with Redemption, 3 Years	593
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,259
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
World Precious Minerals Fund | World Precious Minerals Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,336
Global Resources Fund | Global Resources Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	2,403
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,742
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	$ 1,624